Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share for each class of ordinary shares (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Redeemable Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share for each class of ordinary shares (Parentheticals) [Line Items]
Weighted-average shares outstanding diluted	4,836,700	4,229,692
Diluted net loss per share	$ (0.34)	$ (0.15)
Class B and Non-redeemable Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share for each class of ordinary shares (Parentheticals) [Line Items]
Weighted-average shares outstanding diluted	1,787,500	1,674,958
Diluted net loss per share	$ (0.34)	$ (0.15)